Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with SEC rules) and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, please see the section entitled “—Compensation Discussion and Analysis” beginning on page 38.
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Other NEOs”) as presented in the “Fiscal 2023-2025 Summary Compensation Table” above and its equivalent table in prior years’ proxy statements; (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K under the Exchange Act; (iii) certain financial performance measures; and (iv) the relationship between the “compensation actually paid” to those financial performance measures.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Western Digital TSR(3)	DJ US Technology, Hardware & Equipment Index TSR(4)	Net Income (in millions)(5)	Revenue (in millions)(6)
	Goeckeler	Tan	Goeckeler	Tan
2025	$24,931,456	$11,534,369	$42,539,122	$15,514,058	$6,239,493	$4,248,317	$198	$352	$1,643	$9,520
2024	$17,690,772		$55,036,294		$3,495,976	$6,888,700	$179	$316	$(765)	$6,317
2023	$11,031,692		$(3,260,510)		$3,412,774	$623,444	$89	$208	$(902)	$6,255
2022	$32,137,338		$(9,097,124)		$8,508,836	$(79,686)	$102	$138	$1,546	$18,793
2021	$17,093,364		$54,954,119		$8,238,315	$15,461,336	$165	$157	$821	$16,922

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Mr. Tan was appointed PEO effective February 21, 2025. Mr. Goeckeler was our PEO from the start of fiscal 2025 through February 21, 2025, and for each of the other years presented. The Other NEOs were: (i) for fiscal 2025, Messrs. Sennesael, Gubbi, Shihab, Jabre, Bennett and Soderbery and Ms. Tregillis; (ii) for fiscal 2024 and fiscal 2023, Messrs. Jabre, Soderbery, Ray and Sivaram; (iii) for fiscal 2022, Messrs. Jabre, Sivaram, Soderbery and Ray and Robert Eulau (our former CFO); and (iv) for fiscal 2021, Messrs. Sivaram, Soderbery, Ray and Eulau. The dollar amounts reported are the amounts reported for the PEO, or the average of the amounts reported for the Other NEOs, for each of the corresponding fiscal years in the “Total” column in our applicable Summary Compensation Table.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Technology Hardware & Equipment Index.
Adjustment To PEO Compensation, Footnote

	Fiscal 2025
	PEO (Goeckeler)	PEO (Tan)	Other NEOs
Adjustments to Summary Compensation Table Total ($)(a)	24,931,456	11,534,369	6,239,493
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in the Summary Compensation Table Total for the covered fiscal year	(20,182,423)	(8,487,926)	(4,838,035)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	29,582,253	9,861,721	4,323,058
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(4,406,656)	(1,171,340)	(235,433)
Add/(Deduct): Change as of the last day of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	11,853,813	3,724,824	508,187
(Deduct): For awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, the fair values as of the last day of the prior fiscal year	—	—	(1,792,482)
Add: Fair value as of the vesting date for awards granted and vested during the covered fiscal year	666,987	—	29,234
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	93,692	52,410	14,295
“Compensation Actually Paid” Amounts (as calculated)	42,539,122	15,514,058	4,248,317
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Non-PEO NEO Average Total Compensation Amount	$ 6,239,493	$ 3,495,976	$ 3,412,774	$ 8,508,836	$ 8,238,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,248,317	6,888,700	623,444	(79,686)	15,461,336
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal 2025
	PEO (Goeckeler)	PEO (Tan)	Other NEOs
Adjustments to Summary Compensation Table Total ($)(a)	24,931,456	11,534,369	6,239,493
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in the Summary Compensation Table Total for the covered fiscal year	(20,182,423)	(8,487,926)	(4,838,035)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	29,582,253	9,861,721	4,323,058
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(4,406,656)	(1,171,340)	(235,433)
Add/(Deduct): Change as of the last day of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	11,853,813	3,724,824	508,187
(Deduct): For awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, the fair values as of the last day of the prior fiscal year	—	—	(1,792,482)
Add: Fair value as of the vesting date for awards granted and vested during the covered fiscal year	666,987	—	29,234
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	93,692	52,410	14,295
“Compensation Actually Paid” Amounts (as calculated)	42,539,122	15,514,058	4,248,317
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VS. TSR

Compensation Actually Paid to PEO (Goeckeler)	Compensation Actually Paid to PEO (Tan)

Average Compensation Actually Paid to Non-PEO NEOs	WDC Total Shareholder Return

DJ US Tech, Hardware & Equip Total Shareholder Return

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME

Compensation Actually Paid to PEO (Goeckeler)	Compensation Actually Paid to PEO (Tan)

Average Compensation Actually Paid to Non-PEO NEOs	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. REVENUE

Compensation Actually Paid to PEO (Goeckeler)	Compensation Actually Paid to PEO (Tan)

Average Compensation Actually Paid to Non-PEO NEOs	Revenue

Tabular List, Table
Financial Performance Measures
As described in greater detail under “—Compensation Discussion and Analysis,” our executive compensation programs reflect a pay-for-performance philosophy. The metrics that we use for both our short- and long-term incentives are selected to incentivize our named executive officers to create value for our stockholders. We will continue to evolve our financial performance measures in alignment with our business strategy to maintain a strong focus on long-term stockholder value creation. The most important financial performance measures used to link executive compensation actually paid to our named executive officers to our company’s performance for the most recent fiscal year, are as follows:
●Revenue
●Non-GAAP EPS
●Non-GAAP Operating Income

Total Shareholder Return Amount	$ 198	179	89	102	165
Peer Group Total Shareholder Return Amount	352	316	208	138	157
Net Income (Loss)	$ 1,643,000,000	$ (765,000,000)	$ (902,000,000)	$ 1,546,000,000	$ 821,000,000
Company Selected Measure Amount	9,520,000,000	6,317,000,000	6,255,000,000	18,793,000,000	16,922,000,000
PEO Name	Mr. Tan	Mr. Goeckeler	Mr. Goeckeler	Mr. Goeckeler	Mr. Goeckeler
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year. Revenue in 2021 to 2022 includes Sandisk, which separated from Western Digital in 2025. To account for the Separation of Sandisk in 2025, we recast revenue for 2023 and 2024 to remove costs associated with discontinued operations.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Goeckeler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,931,456	$ 17,690,772	$ 11,031,692	$ 32,137,338	$ 17,093,364
PEO Actually Paid Compensation Amount	42,539,122	$ 55,036,294	$ (3,260,510)	$ (9,097,124)	$ 54,954,119
Tan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,534,369
PEO Actually Paid Compensation Amount	15,514,058
PEO | Goeckeler [Member] | (Deduct): Stock Awards And Option Awards Totals As Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,182,423)
PEO | Goeckeler [Member] | Add: Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,582,253
PEO | Goeckeler [Member] | Add/(Deduct): Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,406,656)
PEO | Goeckeler [Member] | Add/(Deduct): Change As Of The Last Day Of The Covered Fiscal Year (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,853,813
PEO | Goeckeler [Member] | (Deduct): For Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year, The Fair Values As Of The Last Day Of The Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Goeckeler [Member] | Add: Fair Value As Of The Vesting Date For Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,987
PEO | Goeckeler [Member] | Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,692
PEO | Tan [Member] | (Deduct): Stock Awards And Option Awards Totals As Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,487,926)
PEO | Tan [Member] | Add: Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,861,721
PEO | Tan [Member] | Add/(Deduct): Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,171,340)
PEO | Tan [Member] | Add/(Deduct): Change As Of The Last Day Of The Covered Fiscal Year (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,724,824
PEO | Tan [Member] | (Deduct): For Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year, The Fair Values As Of The Last Day Of The Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tan [Member] | Add: Fair Value As Of The Vesting Date For Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tan [Member] | Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,410
Non-PEO NEO | (Deduct): Stock Awards And Option Awards Totals As Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,838,035)
Non-PEO NEO | Add: Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,323,058
Non-PEO NEO | Add/(Deduct): Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,433)
Non-PEO NEO | Add/(Deduct): Change As Of The Last Day Of The Covered Fiscal Year (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,187
Non-PEO NEO | (Deduct): For Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year, The Fair Values As Of The Last Day Of The Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,792,482)
Non-PEO NEO | Add: Fair Value As Of The Vesting Date For Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,234
Non-PEO NEO | Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,295